GuideMark® Tax-Exempt Fixed Income Fund
Schedule of Investments (Unaudited)
June 30, 2020

Principal Amount		Value
	MUNICIPAL DEBT OBLIGATIONS - 98.53%
	Alabama - 1.93%
	The Lower Alabama Gas District, Series A, Revenue Bond,
$100,000	5.000%, 09/01/2034	$130,171
225,000	5.000%, 09/01/2046	310,012
		440,183
	Arizona - 3.71%
55,000	Arizona Board of Regents, Unrefunded, Revenue Bond,
	5.000%, 07/01/2028	59,553
	Arizona Industrial Development Authority, Revenue Bond,
150,000	5.000%, 02/01/2030	198,955
150,000	6.000%, 07/01/2047	158,583
	Pima County Industrial Development Authority, Revenue Bond,
35,000	5.000%, 06/15/2047	34,590
30,000	5.000%, 06/15/2052	29,390
100,000	Salt River Project Agricultural Improvement & Power District, Revenue Bond,
	5.000%, 01/01/2039	125,134
150,000	Salt Verde Financial Corp., Revenue Bond,
	5.000%, 12/01/2037	199,178
40,000	Tempe Industrial Development Authority, Series A, Revenue Bond,
	6.125%, 10/01/2052	40,239
		845,622
	Arkansas - 1.15%
250,000	University of Arkansas, Series A, Revenue Bond,
	4.125%, 11/01/2030	262,722
	California - 12.04%
200,000	California Educational Facilities Authority, Revenue Bond,
	5.000%, 05/01/2049	333,890
100,000	California Health Facilities Financing Authority, Series A, Revenue Bond,
	5.000%, 11/15/2031	124,463
100,000	California Municipal Finance Authority, Community Medical Centers, Series A, Revenue Bond,
	5.000%, 02/01/2042	113,268
100,000	California Municipal Finance Authority, Revenue Bond,
	5.000%, 12/31/2047	113,069
250,000	California Pollution Control Financing Authority, Refunding, Revenue Bond,
	5.000%, 07/01/2039	284,845
200,000	California State University, Series A, Revenue Bond,
	5.000%, 11/01/2031	236,252
160,000	California Statewide Communities Development Authority, Series A, Revenue Bond,
	6.125%, 11/01/2033	174,613
300,000	California Statewide Communities Development Authority, Series A, Revenue Bond, CMI Insured,
	5.000%, 08/01/2034	327,201
300,000	California, GO,
	5.000%, 11/01/2043	336,147

50,000	California, Refunding, GO,
	5.000%, 04/01/2032	71,027
100,000	Golden State Tobacco Securitization Corp., Series A, Revenue Bond,
	4.000%, 06/01/2031	112,967
125,000	Golden State Tobacco Securitization Corp., Series A-1, Revenue Bond,
	5.000%, 06/01/2047	126,566
250,000	M-S-R Energy Authority, Revenue Bond,
	6.500%, 11/01/2039	392,868
		2,747,176
	Colorado - 4.10%
150,000	Castle Pines North Metropolitan District, Refunding, Revenue Bond,
	4.000%, 12/01/2044	154,151
	Colorado Health Facilities Authority, Revenue Bond,
250,000	5.000%, 08/01/2029	311,752
130,000	8.000%, 08/01/2043	137,444
220,000	Public Authority for Colorado Energy, Revenue Bond,
	6.500%, 11/15/2038	331,133
		934,480
	Delaware - 1.12%
200,000	Delaware, Series A, Refunding, GO,
	5.000%, 01/01/2027	254,976
	District of Columbia - 0.73%
125,000	District of Columbia, Revenue Bond,
	5.000%, 03/01/2034	166,855
	Florida - 4.41%
100,000	Broward County FL Airport System, Revenue Bond,
	5.000%, 10/01/2033	124,010
100,000	Central Florida Expressway Authority, Revenue Bond,
	5.000%, 07/01/2033	124,343
100,000	Florida Development Finance Corp., Transportation District, Revenue Bond,
	6.500%, 01/01/2049 (a)	88,367
145,000	Florida, Series A, Refunding, GO,
	4.000%, 07/01/2033	176,778
225,000	Miami-Dade County Educational Facilities, Series A, Refunding, Revenue Bond,
	5.000%, 04/01/2040	248,715
190,000	Miami-Dade County Health Facilities, Series A, Refunding, Revenue Bond,
	5.250%, 08/01/2021	190,642
	Palm Beach County Florida Health Facilities Authority, Series A, Revenue Bond,
10,000	7.250%, 06/01/2034	10,671
40,000	7.500%, 06/01/2049	42,567
		1,006,093
	Georgia - 1.54%
300,000	Atlanta Water & Wastewater, Refunding, Revenue Bond,
	5.000%, 11/01/2040	350,496
	Illinois - 9.91%
	Chicago Board of Education, Revenue Bond,
100,000	5.000%, 04/01/2042	106,169
100,000	5.000%, 04/01/2046	105,549
100,000	Chicago Board of Education, Series G, Refunding, GO,
	5.000%, 12/01/2044	104,881
100,000	Chicago Board of Education, Series H, GO,

	5.000%, 12/01/2036	106,097
100,000	Chicago Midway International Airport, Series A, Refunding, Revenue Bond,
	5.000%, 01/01/2028	110,529
70,000	Chicago Waterworks, Revenue Bond,
	5.000%, 11/01/2028	82,520
65,000	Chicago, Series A, Refunding, GO,
	5.250%, 01/01/2029	68,648
160,000	Illinois Finance Authority, Refunding, Revenue Bond,
	5.000%, 12/01/2047	168,208
140,000	Illinois Finance Authority, Series A, Revenue Bond,
	5.000%, 02/15/2047	140,574
	Illinois, GO,
35,000	5.000%, 01/01/2028	37,472
40,000	5.125%, 12/01/2029	43,565
205,000	5.250%, 02/01/2030	214,791
70,000	5.250%, 02/01/2032	73,142
45,000	5.250%, 02/01/2033	46,934
100,000	4.000%, 11/01/2034	98,720
20,000	5.000%, 05/01/2036	20,717
70,000	5.000%, 11/01/2036	73,957
30,000	5.000%, 02/01/2039	31,011
30,000	Illinois, Series A, GO,
	5.000%, 04/01/2038	30,787
100,000	O'Hare International Airport, Series B, Refunding, Revenue Bond,
	5.000%, 01/01/2032	113,880
150,000	O'Hare International Airport, Series D, Revenue Bond,
	5.250%, 01/01/2030	163,608
150,000	Sales Tax Securitization Corp., Series A, Revenue Bond,
	5.000%, 01/01/2040	171,471
120,000	Southwestern Illinois Development Authority, Prerefunded, Revenue Bond,
	7.125%, 11/01/2043	146,181
		2,259,411
	Indiana - 2.89%
100,000	Indiana Health Facility Financing Authority, Series 2001A-1, Revenue Bond,
	5.000%, 11/15/2034	117,113
250,000	Indiana Municipal Power Agency, Series A, Prerefunded, Revenue Bond,
	5.250%, 01/01/2032	286,492
125,000	Shoals Exempt Facilities, Revenue Bond,
	7.250%, 11/01/2043	131,795
115,000	Valparaiso Exempt Facilities, Revenue Bond,
	7.000%, 01/01/2044	123,094
		658,494
	Iowa - 0.43%
100,000	Iowa Finance Authority, Revenue Bond,
	5.125%, 08/01/2048	97,883
	Louisiana - 1.02%
200,000	Louisiana Highway Improvement, Series A, Revenue Bond,
	5.000%, 06/15/2029	232,020
	Maryland - 0.91%
200,000	Westminster Project Revenue, Lutheran Village at Miller's Grant, Series A, Revenue Bond,
	6.000%, 07/01/2034	207,458

	Michigan - 0.49%
100,000	Royal Oak Hospital Finance Authority, Series D, Refunding, Revenue Bond,
	5.000%, 09/01/2033	111,397
	Minnesota - 3.18%
100,000	Apple Valley Senior Living, Series D, Revenue Bond,
	7.250%, 01/01/2052	75,409
160,000	Minneapolis-St. Paul Metropolitan Airports Commission, Series A, Refunding, Revenue Bond,
	5.000%, 01/01/2030	180,437
150,000	Rochester Health Care & Housing Facility, Series A, Revenue Bond,
	6.875%, 12/01/2048	154,966
300,000	Rochester Health Care Facilities Mayo Clinic, Series C, Revenue Bond,
	4.500%, 11/15/2038 (a)	313,572
		724,384
	Missouri - 0.86%
200,000	Conley Road Transportation Development District, Revenue Bond,
	5.375%, 05/01/2047	197,050
	Montana - 0.42%
100,000	City of Kalispell, Series A, Revenue Bond,
	5.250%, 05/15/2047	95,695
	Nebraska - 0.66%
130,000	Douglas County Hospital Authority No. 3, Refunding, Revenue Bond,
	5.000%, 11/01/2024	150,669
	New Hampshire - 0.56%
120,000	New Hampshire Health & Educational Facilities Authority, Refunding, Revenue Bond,
	5.000%, 07/01/2027	127,282
	New Jersey - 1.81%
150,000	New Jersey Economic Development Authority, Refunding, Revenue Bond,
	5.250%, 06/15/2030	166,004
100,000	New Jersey Transportation Trust Fund Authority, Series A, Refunding, Revenue Bond,
	5.000%, 06/15/2031	110,352
25,000	South Jersey Port Corp., Series A, Revenue Bond,
	5.000%, 01/01/2049	26,932
100,000	Tobacco Settlement Financing Corp., Series B, Revenue Bond,
	5.000%, 06/01/2046	109,853
		413,141
	New York - 10.54%
100,000	City of New York, Series E, GO,
	5.000%, 03/01/2041	121,303
40,000	New York City Industrial Development Agency, Series A, Refunding, Revenue Bond,
	5.000%, 07/01/2022	42,425
100,000	New York City Transitional Finance Authority Building Aid Revenue, Revenue Bond,
	5.000%, 07/15/2028	130,474
250,000	New York City Water & Sewer System, Revenue Bond,
	4.000%, 06/15/2050	292,670
100,000	New York Dormitory Authority, Refunding, Revenue Bond,
	5.000%, 12/01/2035	115,672
250,000	New York Dormitory Authority, Series B, Revenue Bond,
	5.000%, 07/01/2038	272,838

500,000	New York Environmental Facilities Corp., Series B, Prerefunded, Revenue Bond,
	5.500%, 10/15/2027	659,305
175,000	New York Liberty Development Corp., Refunding, Revenue Bond,
	5.250%, 10/01/2035	236,586
70,000	New York State Dormitory Authority, Revenue Bond,
	5.000%, 02/15/2032	92,842
100,000	New York State Dormitory Authority, Series A, Unrefunded, Revenue Bond,
	5.000%, 02/15/2031	123,853
200,000	New York, Series E, GO,
	4.000%, 12/15/2027	209,756
85,000	Triborough Bridge & Tunnel Authority, Revenue Bond
	5.000%, 11/15/2049	106,673
		2,404,397
	North Carolina - 1.53%
320,000	North Carolina Eastern Municipal Power Agency Power Systems, Series A, Prerefunded, Revenue Bond,
	5.000%, 01/01/2025	349,456
	Ohio - 2.23%
135,000	County of Cuyahoga, Revenue Bond,
	5.250%, 02/15/2047	150,899
100,000	Ohio Higher Education Facilities Commission, Refunding, Revenue Bond,
	5.000%, 01/01/2026	106,214
200,000	Ohio, Series A, Refunding, Revenue Bond,
	5.000%, 01/01/2031	251,474
		508,587
	Oregon - 0.58%
100,000	Oregon, Series A, GO,
	5.000%, 05/01/2028	131,820
	Pennsylvania - 2.47%
	Allegheny County Hospital Development Authority, Series A, Revenue Bond,
50,000	4.000%, 04/01/2044	54,131
50,000	5.000%, 04/01/2047	57,996
	Commonwealth Financing Authority, Revenue Bond,
100,000	5.000%, 06/01/2034	122,097
155,000	5.000%, 06/01/2035	188,530
150,000	Pennsylvania Economic Development Financing Authority, Revenue Bond,
	6.750%, 12/01/2053	140,246
		563,000
	Puerto Rico - 3.91%
95,000	Puerto Rico Electric Power Authority, Series 2012A-RSA-1, Revenue Bond,
	5.000%, 07/01/2042 (b)(d)	66,263
55,000	Puerto Rico Electric Power Authority, Series CCC-RSA-1, Revenue Bond,
	5.250%, 07/01/2027 (b)(d)	38,500
80,000	Puerto Rico Electric Power Authority, Series WW-RSA-1, Revenue Bond,
	5.000%, 07/01/2028 (b)(d)	55,800
90,000	Puerto Rico Electric Power Authority, Series XX-RSA-1, Revenue Bond,
	5.250%, 07/01/2040 (b)(d)	63,000
	Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, Series A1, Revenue Bond,
250,000	4.329%, 07/01/2040	251,782
405,000	4.750%, 07/01/2053	417,215
		892,560

	South Carolina - 2.48%
400,000	Charleston Educational Excellence Financing Corp., Refunding, Revenue Bond,
	5.000%, 12/01/2025	457,840
100,000	South Carolina Jobs-Economic Development Authority, Revenue Bond,
	5.750%, 06/15/2039	107,394
		565,234
	South Dakota - 0.49%
100,000	South Dakota Educational Enhancement Funding Corp. Tobaccos Settlement, Series B, Revenue Bond,
	5.000%, 06/01/2026	110,853
	Texas - 7.53%
200,000	Central Texas Regional Mobility Authority, Series A, Prerefunded, Revenue Bond,
	6.000%, 01/01/2041	205,762
100,000	Central Texas Turnpike System, Series C, Refunding, Revenue Bond,
	5.000%, 08/15/2029	111,203
200,000	Dallas-Fort Worth International Airport, Series B, Revenue Bond,
	5.000%, 11/01/2026	218,348
125,000	New Hope Cultural Education Facilities Corp., Series A-1, Revenue Bond,
	5.000%, 07/01/2046	119,571
225,000	North Texas Tollway Authority, Refunding, Revenue Bond,
	4.000%, 01/01/2038	244,008
100,000	North Texas Tollway Authority, Series B, Refunding, Revenue Bond,
	5.000%, 01/01/2029	116,373
100,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bond,
	6.625%, 11/15/2037	105,770
	Texas Private Activity Surface Transportation Corp., Revenue Bond,
200,000	7.500%, 06/30/2033	201,188
85,000	7.000%, 12/31/2038	97,513
115,000	6.750%, 06/30/2043	130,865
100,000	University of Texas, Revenue Bond,
	5.000%, 08/15/2049	166,051
		1,716,652
	Utah - 2.81%
100,000	Salt Lake City Corp. Airport, Series B, Revenue Bond,
	5.000%, 07/01/2042	119,057
500,000	Utah Associated Municipal Power Systems San Juan Project, Refunding, Revenue Bond,
	5.500%, 06/01/2022	523,190
		642,247
	Virginia - 3.18%
1,475,000	Tobacco Settlement Financing Corp., Series C, Revenue Bond,
	6.397%, 06/01/2047 (b)(c)	272,093
300,000	Virginia College Building Educational Facilities Authority, Revenue Bond,
	5.750%, 01/01/2034	454,074
		726,167
	Washington - 1.52%
325,000	Central Puget Sound Regional Transit Authority, Series P-1, Refunding, Revenue Bond,
	5.000%, 02/01/2027	346,833
	Wisconsin - 5.39%
100,000	Wisconsin Health & Educational Facilities Authority, Revenue Bond,
	5.000%, 05/01/2025	113,833

100,000	Wisconsin Health & Educational Facilities Authority, Series C, Revenue Bond,
	7.000%, 07/01/2043	87,209
	Wisconsin Public Finance Authority, Refunding, Revenue Bond,
95,000	5.000%, 07/01/2022	96,840
150,000	5.750%, 10/01/2031	155,542
225,000	5.250%, 05/15/2047	232,983
10,000	Wisconsin, Series 2, Prerefunded, GO,
	5.000%, 05/01/2025	10,846
490,000	Wisconsin, Series 2, Unrefunded, GO,
	5.000%, 05/01/2025	532,385
		1,229,638
	Total Municipal Debt Obligations (Cost $21,006,097)	22,470,931

	Total Investments (Cost $21,006,097) - 98.53%	22,470,931
	Other Assets and Liabilities - 1.47%	336,270
	TOTAL NET ASSETS - 100.00%	$22,807,201

Percentages are stated as a percent of net assets.
(a)	Adjustable rate security - the rate is determined by the Remarking Agent.
(b)	Non-income producing. Item identified as in default as to payment of interest.
(c)	Zero coupon bond. Effective yield is listed.
(d)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $223,563, which represents 0.98% of total net assets.